Summary of Significant Accounting Policies - Sales Incentives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition
Sales rebates	$ 0	$ 10,897,346	$ 54,320,688
Online literature | Revenue | Product
Revenue Recognition
Concentration risk (as a percent)	46.70%	38.30%	37.40%
Mobile games | Revenue | Product
Revenue Recognition
Concentration risk (as a percent)	50.30%	53.20%	37.50%